UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2007

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 370
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			 November 14, 2007

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		22

Form 13F Information Table Value Total:	   2,626,642


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

AMN Healthcare Services, Inc.        COMM          001744101      76661    4,092,953     SH     SOLE         4,092,953
Amylin Pharmaceuticals, Inc.         COMM          032346108     986556   19,731,126     SH     SOLE        19,731,126
Arqule Inc.                          COMM          04269E107      19118    2,681,406     SH     SOLE         2,681,406
AutoImmune Inc.                      COMM          052776101       1418    1,042,800     SH     SOLE         1,042,800
Berkshire Hathaway Inc. Class B      COMM          084670207      27368        6,925     SH     SOLE             6,925
ConocoPhillips                       COMM          20825C104      21451      244,400     SH     SOLE           244,400
Carmike Cinemas                      COMM          143436400       4593      250,000     SH     SOLE           250,000
Devon Energy Corporation             COMM          25179M103      16598      199,496     SH     SOLE           199,496
El Paso Corp                         COMM          28336L109     169700   10,000,000     SH     SOLE        10,000,000
Helca Mining Co.                     COMM          422704106     107400   12,000,000     SH     SOLE        12,000,000
Illumina, Inc.                       COMM          452327109       6205      119,600     SH     SOLE           119,600
Nektar Therapeutics                  COMM          640268108      14188    1,606,800     SH     SOLE         1,606,800
Neose Technologies                   COMM          640522108       6691    4,344,932     SH     SOLE         4,344,932
Pain Therapeutics, Inc.              COMM          69562K100      97164   10,391,869     SH     SOLE        10,391,869
Pilgrim's Pride Corp.                COMM          721467108      99967    2,878,400     SH     SOLE         2,878,400
Sandisk Corp.                        COMM          80004C101      42828      777,270     SH     SOLE           777,270
Southwest Airlines Co.               COMM          844741108      88800    6,000,000     SH     SOLE         6,000,000
Synopsys, Inc.                       COMM          871607107       2246       82,952     SH     SOLE            82,952
Talisman Energy Inc.                 COMM          87425E103     197000   10,000,000     SH     SOLE        10,000,000
Telik, Inc.                          COMM          87959M109      45792   15,736,019     SH     SOLE        15,736,019
The Coca-Cola Co.                    COMM          191216100     459760    8,000,000     SH     SOLE         8,000,000
Tyson Foods, Inc.-Class A            COMM          902494103     135138    7,570,779     SH     SOLE         7,570,779

11/07 EDGAR FILING Form 13F